Note 25 Defined benefits (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		€ 5,715	€ 6,547	€ 7,348
Current service cost, defined benefit plans		52	45	53
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		425	333	253
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		10	10	5
Contributions to plan by employer, net defined benefit liability (asset)		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	36	34	75
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		375	(741)	(406)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(86)	(29)	(121)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		248	(812)	(259)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		212	100	(27)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		655	676	765
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		76	4	1
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		(1)	0	(2)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		124	161	(24)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(15)	7	13
Net assets available for benefits at end of period		5,989	5,715	6,547
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		3,084	2,988	3,092
Current service cost, defined benefit plans		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		311	267	220
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		10	10	5
Contributions to plan by employer, net defined benefit liability (asset)		(106)	(67)	(4)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		68	(240)	(184)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	68	(240)	(184)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		0	0	0
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		232	184	158
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		75	4	1
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		0	0	1
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		153	180	8
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(7)	0	0
Net assets available for benefits at end of period		3,419	3,084	2,988
Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,631	3,560	4,256
Current service cost, defined benefit plans		52	45	53
Increase (decrease) in net defined benefit liability (asset) resulting from interest expense (income)		114	65	33
Decrease (increase) in net defined benefit liability (asset) resulting from contributions to plan		0	0	0
Contributions to plan by employer, net defined benefit liability (asset)		(106)	(67)	(4)
Increase (decrease) in net defined benefit liability (asset) resulting from past service cost	[1]	36	34	75
Decrease (increase) in net defined benefit liability (asset) resulting from gain (loss) on remeasurement in other comprehensive income		307	(501)	(223)
Decrease (increase) in net defined benefit liability (asset) resulting from return on plan assets excluding interest income or expense	[2]	(68)	240	184
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in demographic assumptions		(86)	(29)	(121)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from changes in financial assumptions		248	(812)	(259)
Decrease (increase) in net defined benefit liability (asset) resulting from actuarial gains (losses) arising from experience adjustments		212	100	(27)
Decrease (increase) in net defined benefit liability (asset) resulting from payments from plan		(424)	(492)	(608)
Decrease (increase) in net defined benefit liability (asset) resulting from payments in respect of settlements		(1)	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from business combinations and disposals		(1)	0	(3)
Increase (decrease) in net defined benefit liability (asset) resulting from changes in foreign exchange rates, net defined benefit liability (asset)		(29)	(20)	(32)
Conversions to defined contributions		0	0	0
Increase (decrease) in net defined benefit liability (asset) resulting from other changes		(8)	7	13
Net assets available for benefits at end of period		2,571	2,631	3,560
SPAIN | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,546	3,670
Net assets available for benefits at end of period		2,310	2,546	3,670
SPAIN | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		147	206
Net assets available for benefits at end of period		129	147	206
SPAIN | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,399	3,464
Net assets available for benefits at end of period		2,181	2,399	3,464
MEXICO | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,426	2,150
Net assets available for benefits at end of period		2,988	2,426	2,150
MEXICO | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		2,329	2,149
Net assets available for benefits at end of period		2,702	2,329	2,149
MEXICO | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		97	1
Net assets available for benefits at end of period		286	97	1
UNITED STATES | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
UNITED STATES | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
UNITED STATES | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		0	0
Net assets available for benefits at end of period		0	0	0
TURKEY | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		418	272
Net assets available for benefits at end of period		435	418	272
TURKEY | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		315	209
Net assets available for benefits at end of period		363	315	209
TURKEY | Net liability asset [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net assets available for benefits at beginning of period		103	63
Net assets available for benefits at end of period		€ 72	€ 103	€ 63

[1]	(1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".